Summary of Significant Accounting Policies - Summary of Accounts Payable and Other Accrued Expenses (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade payables	$ 346,493	$ 426,727	$ 264,890
Accrued compensation and benefits	813,655	1,027,757	642,425
Accrued directors fees	23,750		100,000
Accrued warranty costs	65,230	92,000
Accrued professional fees	102,233	44,660
Other	200,946	152,283	269,921
Total	$ 1,552,307	1,743,427	$ 1,277,236
Previously Reported [Member]
Trade payables		426,727
Accrued compensation and benefits		1,027,757
Other		288,943
Total		$ 1,743,427